UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia			30309
(Address of principal executive offices)			(Zip code)

JoEllen Legg ALPS Fund Services, Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2008 – March 31, 2009

Item 1.  Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

March 31, 2009

CORNERCAP BALANCED FUND

CORNERCAP SMALL-CAP VALUE FUND

CORNERCAP CONTRARIAN FUND

www.cornercap.com

MANAGER’S REPORT TO SHAREHOLDERS

Dear Shareholders:

We have over thirty years experience investing for clients.  From the October 2007 peak to the March 2009 valley, the broad market decline of 57% was a new experience for us. Our experience has been that experience is what we get when we have not gotten what we wanted. Is the experience over?

For the fiscal year ending March 31, 2009, our two equity funds were down over forty percent, and the more conservative Balanced Fund was down 27.6%. See the details in the attached reports. Other than risk-free US Treasuries, there was no asset class, sector, style, or other equity grouping to hide. Based on valuations, the depth of the decline seemed completely irrational. What some investors learned was, quoting John Maynard Keynes,“markets can stay irrational longer than you can stay solvent.”

Fear began to grow slowly in late 2007, and dramatically intensified starting in October 2008. As of this late April writing, the equity market bottomed on March 9, 2009 when the S&P 500 Index was at 666. Like a flu pandemic, fear is contagious. Unlike a flu strain that spreads through human contact, fear also spreads through TVs, radios, printed media, and other human receptacle devices. Nothing weakens human judgment more than an acute case of fear.

Our message to clients has not changed over the years. We do not believe that the principles of good investing change. It is at the extremes that our message is listened to the least. The truly emotional extremes do not come that often. The 3/9/09 fear-extreme and the 3/10/00 greed-extreme both qualify. Those messages include ... have a plan ... stay with the plan ... discipline ... patience ... diversify ... rebalance ... price always matters ... avoid the madness of crowds ... avoid economic forecasts ... etc. To paraphrase Buffett, investing is simple, but it is not easy.

Annual | March 31, 2009

In addition to the negative investment returns, another effect of the market crash has been to expose numerous Ponzi schemes, investment frauds, and excessive risk strategies. Most of these schemes were dependent on investments growing and new contributions flowing. Those attributes were halted because of the extended market decline. After Madoff, Stanford, Pang and others came to light, investors began focusing more on the return OF their money than the return ON their money. Although the mutual fund industry is not immune to exploitation, we are pleased to note that these abuses did not occur in the mutual fund industry. The tight regulations and forced independent structures (custodian, transfer agent, fund accountant, auditor, investment advisor, etc.) help to secure the shareholder’s assets.

The recent dramatic drop in stocks has caused the broad market (S&P 500 Index) to have a negative 10-year return. As you will note in the attached reports, our funds have only been slightly positive over this period. If you are a long term investor, we recommend that you not be frozen with fear, but rather that you embrace the potential opportunity presented by the current low valuations. Stay with your long term investment plan.

CornerCap Investment Counsel

May 30, 2009

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP BALANCED FUND

Investment Performance through March 31, 2009 (In Thousands)

The chart above represents a hypothetical investment of $10,000 as of March 31, 2009.

Average Annual Total Return for periods ended March 31, 2009

				Since	Expense
	1 Year	5 Year	10 Year	Inception(b)	Ratio
CornerCap Balanced Fund(a)	-27.63%	-2.15%	1.27%	2.47%	1.30%
S&P 500(c)	-38.09%	-4.76%	-3.00%	1.19%
Russell 1000 Value Index(d)	-42.42%	-4.94%	-0.62%	2.37%
Combined 60% Stocks/40% Bonds Index(e)	-25.72%	-1.72%	0.37%	3.14%

(a)       The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)       The Balanced Fund began operations May 24, 1997.

(c)        The S & P 500 Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

(d)       The Russell 1000 Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

(e)        The Barclays Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Past performance does not guarantee future results. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP SMALL-CAP VALUE FUND

Investment Performance through March 31, 2009 (In Thousands)

The chart above represents a hypothetical investment of $10,000 as of March 31, 2009.

Average Annual Total Return for periods ended March 31, 2009

				Since	Expense
	1 Year	5 Year	10 Year	Inception(b)	Ratio
CornerCap Small-Cap Value Fund(a)	-43.19%	-8.67%	2.32%	5.40%	1.50%
Russell 2000 Value(c)	-38.89%	-5.30%	4.87%	8.38%
Russell 2000(d)	-37.50%	-5.24%	1.93%	6.30%

(a)       The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)       The Small-Cap Value Fund began operations on September 30, 1992.

(c)        The Russell 2000 Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

(d)       The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Past performance does not guarantee future results. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP CONTRARIAN FUND

Investment Performance through March 31, 2009 (In Thousands)

The chart above represents a hypothetical investment of $10,000 as of March 31, 2009.

Average Annual Total Return for periods ended March 31, 2009

			Since	Expense
	1 Year	5 Year	Inception(b)	Ratio
CornerCap Contrarian Fund(a)	-44.17%	-7.29%	-6.86%	1.50%
Russell 3000(c)	-38.20%	-4.59%	-4.25%
Russell 3000 Value(d)	-42.14%	-4.97%	-0.70%

(a)       The Fund’s total returns include the reinvestment of dividend and capital gain distribution but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)       Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which is a private, unregistered fund that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)        The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(d)       The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Past performance does not guarantee future results. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fee, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2008 through March 31, 2009.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning	Ending	Expense
	Account Value	Account Value	Paid During
	10/01/2008	3/31/2009	Period*
CornerCap Balanced Fund
Actual Fund Return	$1,000	$804	$5.85
Hypothetical Fund Return	$1,000	$1,018	$6.54

CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000	$605	$6.00
Hypothetical Fund Return	$1,000	$1,017	$7.54

CornerCap Contrarian Fund
Actual Fund Return	$1,000	$639	$6.13
Hypothetical Fund Return	$1,000	$1,017	$7.54

*                 These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio for Balanced Fund is 1.30%; Small-Cap Value and Contrarian Funds are 1.50%, respectively. The dollar amounts shown as “Expense Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 365.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sale load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

SCHEDULE of INVESTMENTS

CORNERCAP BALANCED FUND	MARCH 31, 2009

	Shares	Value

COMMON STOCKS (62.0%)

Aerospace & Defense (2.3%)
Goodrich Corp.	3,130	$118,596
Raytheon Co.	3,350	130,448
		249,044

Agriculture (3.2%)
Bunge Ltd.	3,900	220,935
Reynolds American, Inc.	3,600	129,024
		349,959

Apparel (2.8%)
Coach, Inc.(a)	7,400	123,580
VF Corp.	3,300	188,463
		312,043

Biotechnology (1.8%)
Amgen, Inc.(a)	4,000	198,080

Chemicals (2.7%)
FMC Corp.	3,500	150,990
PPG Industries, Inc.	3,900	143,910
		294,900

Commercial Services & Supplies (3.5%)
Convergys Corp.(a)	24,990	201,919
Manpower, Inc.	3,350	105,626
R.R. Donnelley & Sons Co.	10,540	77,258
		384,803

Computers (3.0%)
Computer Sciences Corp.(a)	3,550	130,782
Western Digital Corp.(a)	10,200	197,268
		328,050

Cosmetics & Personal Care (1.3%)
Avon Products, Inc.	7,400	142,302

	Shares	Value

Diversified Machinery (1.8%)
Eaton Corp.	3,100	$114,265
Terex Corp.(a)	9,210	85,193
		199,458

Electric (1.2%)
NRG Energy, Inc.(a)	7,500	132,000

Electronic Equipment & Instruments (1.6%)
Arrow Electronics, Inc.(a)	9,310	177,449

Electronics (3.0%)
Avnet, Inc.(a)	8,740	153,037
Flextronics International Ltd.(a)	61,020	176,348
		329,385

Health Care Providers & Services (3.3%)
Cigna Corp.	13,660	240,280
UnitedHealth Group, Inc.	5,940	124,324
		364,604

Insurance (6.4%)
Everest Re Group Ltd.	2,550	180,540
Lincoln National Corp.	18,040	120,688
PartnerRe Ltd.	3,500	217,245
The Travelers Cos., Inc.	4,550	184,912
		703,385

Iron & Steel (1.7%)
Cliffs Natural Resources, Inc.	5,800	105,328
Gerdau Ameristeel Corp.	27,580	84,671
		189,999

Mining (1.4%)
Joy Global, Inc.	7,100	151,230

Oil & Gas (9.7%)
ConocoPhillips	3,320	130,011
Diamond Offshore Drilling, Inc.	2,200	138,292
ENSCO International, Inc.	5,810	153,384
Marathon Oil Corp.	6,530	171,674
National Oilwell Varco, Inc.(a)	6,700	192,356

	Shares	Value

Oil & Gas (continued)
Transocean Ltd.(a)	2,500	$147,100
Valero Energy Corp.	7,350	131,565
		1,064,382

Pharmaceuticals (4.3%)
Cardinal Health, Inc.	4,100	129,068
Pfizer, Inc.	9,050	123,261
Wyeth	5,000	215,200
		467,529

Retail (1.2%)
Darden Restaurants, Inc.	3,800	130,188

Telecommunications (3.4%)
AT&T, Inc.	5,500	138,600
Telefonos de Mexico, SAB de CV (ADR)	6,600	99,264
Windstream Corp.	16,850	135,811
		373,675

Toys, Games, & Hobbies (1.1%)
Mattel, Inc.	10,400	119,912

Transportation (1.3%)
Norfolk Southern Corp.	4,090	138,038

Total Common Stocks (Cost $9,076,397)		6,800,415

	Principal
	Amount	Value

CORPORATE BONDS (24.9%)

Auto Manufacturers (0.6%)
General Motors Corp.,
7.200%, 01/15/2011	$420,000	67,200

Banks (3.6%)
Citigroup, Inc.,
7.250%, 10/01/2010	165,000	148,861
5.000%, 09/15/2014	150,000	99,498

	Principal
	Amount	Value

Banks (continued)
GCB Wells Fargo,
3.125%, 04/01/2009	$150,000	$150,000
		398,359

Chemicals (0.9%)
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	102,138

Diversified Financial Services (3.4%)
Allstate Life Global Funding Trusts,
4.250%, 02/26/2010	100,000	98,577
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012	150,000	19,125
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	153,296
Wells Fargo Financial,
5.500%, 08/01/2012	100,000	96,895
		367,893

Diversified Investments (1.2%)
General Electric Capital,
5.450%, 01/15/2013	140,000	134,867

Health Care Products (1.4%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	157,041

Investment Companies (5.4%)
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	100,000	101,461
Credit Suisse USA,
5.375%, 03/02/2016	250,000	234,254
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	153,326
Morgan Stanley,
5.050%, 01/21/2011	100,000	98,330
		587,371

	Principal
	Amount	Value

Pharmaceuticals (1.6%)
Eli Lilly & Co.,
6.000%, 03/15/2012	$160,000	$175,532

Retail (4.3%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	100,203
Proctor & Gamble Co.
4.950%, 08/15/2014	200,000	216,128
Wal-Mart Stores, Inc.,
6.875%, 08/10/2009	150,000	152,801
		469,132

Telecommunications (2.5%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	156,042
Verizon VA, Inc.,
4.625%, 03/15/2013	125,000	121,302
		277,344

Total Corporate Bonds (Amortized Cost $3,050,166)		2,736,877

U.S. GOVERNMENT & AGENCY OBLIGATIONS (14.3%)

Federal Farm Credit Bank (FFCB) (1.5%)
FFCB, 4.875%, 09/24/2014	150,000	164,708

Federal Home Loan Bank (FHLB) (1.4%)
FHLB, 5.250%, 06/12/2009	150,000	151,395

Federal Home Loan Mortgage Corp (FHLMC) (1.5%)
FHLMC, 4.500%, 01/15/2015	150,000	164,910

Federal National Mortgage Association (FNMA) (1.5%)
FNMA, 7.125%, 06/15/2010	150,000	160,947

U.S. Treasury (8.4%)
U.S. Treasury Inflation Indexed Bond,
1.875%, 07/15/2015	162,804	167,128

	Principal
	Amount	Value

U.S. Treasury (continued)
U.S. Treasury Notes,
5.000%, 02/15/2011	$100,000	$108,008
4.875%, 02/15/2012	280,000	310,100
4.250%, 08/15/2013	150,000	168,141
4.000%, 02/15/2014	155,000	172,534
		925,911

Total U.S. Government & Agency Obligations (Amortized Cost $1,441,596)		1,567,871

	Shares	Value

SHORT TERM INVESTMENTS (2.4%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.145% (b)	263,643	263,643

Total Short Term Investments (Cost $263,643)		263,643

Total Investments (Cost $13,831,802) 103.6%		11,368,806

Total Liabilities in Excess of Other Assets (3.6%)		(389,805)

Total Net Assets 100.0%		$10,979,001

(a)       Non Income Producing Security.

(b)       Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR – American Depositary Receipt.

SAB de CV – A variable capital company.

The accompanying notes to the financial statements are an integral part of these financial statements.

SCHEDULE of INVESTMENTS

CORNERCAP SMALL-CAP VALUE FUND	MARCH 31, 2009

	Shares	Value

COMMON STOCKS (94.9%)

Aerospace & Defense (1.6%)
Esterline Technologies Corp.(a)	7,130	$143,955

Building Products (3.2%)
Apogee Enterprises, Inc.	26,850	294,813

Chemicals (8.0%)
CF Industries Holdings, Inc.	3,050	216,947
Olin Corp.	17,500	249,725
OM Group, Inc.(a)	13,970	269,900
		736,572

Coal (2.7%)
Alpha Natural Resources, Inc.(a)	14,120	250,630

Commercial Services & Supplies (4.6%)
Heidrick & Struggles International, Inc.	12,300	218,202
Korn/Ferry International(a)	22,250	201,585
		419,787

Diversified Machinery (8.4%)
Cascade Corp.	8,650	152,500
Chart Industries, Inc.(a)	24,380	192,114
Crane Co.	14,195	239,611
Wabtec Corp.	7,000	184,660
		768,885

Electronic Equipment & Instruments (4.8%)
Fushi Copperweld, Inc.(a)	62,020	297,696
Mettler-Toledo International, Inc.(a)	2,700	138,591
		436,287

Electronics (2.6%)
TTM Technologies, Inc.(a)	41,000	237,800

Engineering & Construction (1.8%)
KHD Humboldt Wedag International Ltd.(a)	23,600	163,076

	Shares	Value

Food (2.5%)
Sanderson Farms, Inc.	5,990	$224,924

Forest Products & Paper (1.8%)
Buckeye Technologies, Inc.(a)	75,930	161,731

Health Care Providers & Services (5.6%)
Kinetic Concepts, Inc.(a)	13,880	293,146
Lincare Holdings, Inc.(a)	10,220	222,796
		515,942

Household Durables (2.3%)
Helen of Troy Ltd.(a)	15,230	209,413

Insurance (12.1%)
Assured Guaranty Ltd.	25,400	171,958
Hallmark Financial Services, Inc.(a)	29,400	203,742
HCC Insurance Holdings, Inc.	10,257	258,374
The Navigators Group, Inc.(a)	4,790	225,992
Seabright Insurance Holdings(a)	23,870	249,680
		1,109,746

Metal Fabrication (2.4%)
Haynes International, Inc.(a)	12,480	222,394

Miscellaneous Manufacturers (2.3%)
EnPro Industries, Inc.(a)	12,420	212,382

Oil & Gas (7.1%)
Basic Energy Services, Inc.(a)	21,650	140,076
Helmerich & Payne, Inc.	12,710	289,406
Unit Corp.(a)	10,790	225,727
		655,209

Oil & Gas Services (4.1%)
Oceaneering International, Inc.(a)	10,190	375,705

Retail (8.9%)
Fred’s, Inc.	23,580	265,982
Regis Corp.	20,240	292,468
Ruby Tuesday, Inc.(a)	89,640	261,749
		820,199

	Shares	Value

Savings & Loans (0.8%)
Astoria Financial Corp.	8,000	$73,520

Telecommunications (7.3%)
CommScope, Inc.(a)	5,000	56,800
Harmonic, Inc.(a)	35,610	231,465
Sierra Wireless, Inc.(a)	48,670	177,159
Syniverse Holdings, Inc.(a)	13,190	207,874
		673,298

Total Common Stocks (Cost $14,006,449)		8,706,268

SHORT TERM INVESTMENTS (5.1%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.145% (b)	470,377	470,377

Total Short Term Investments (Cost $470,377)		470,377

Total Investments (Cost $14,476,826) 100.0%		9,176,645

Total Liabilities in Excess of Other Assets 0.0%(c)		(822)

Total Net Assets 100.0%		$9,175,823

(a)       Non-income producing security.

(b)       Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(c)        Amount represents less than 0.01%.

The accompanying notes to the financial statements are an integral part of these financial statements.

SCHEDULE of INVESTMENTS

CORNERCAP CONTRARIAN FUND	MARCH 31, 2009

	Shares	Value

COMMON STOCKS (99.6%)

Advertising (0.5%)
inVentiv Health, Inc.(a)	1,475	$12,036

Aerospace & Defense (2.8%)
General Dynamics Corp.	335	13,933
Goodrich Corp.	475	17,998
LMI Aerospace, Inc.(a)	1,680	12,163
Triumph Group, Inc.	615	23,493
		67,587

Agriculture (0.7%)
Reynolds American, Inc.	460	16,486

Apparel (1.8%)
Coach, Inc.(a)	1,150	19,205
Deckers Outdoor Corp.(a)	225	11,934
True Religion Apparel, Inc.(a)	1,140	13,463
		44,602

Banks (1.3%)
Banco Latinoamericano de Exportaciones, S.A. - Class E	1,185	11,103
Southside Bancshares, Inc.	1,015	19,184
		30,287

Beverages (0.9%)
Constellation Brands, Inc. - Class A(a)	1,755	20,885

Building Products (0.8%)
Apogee Enterprises, Inc.	1,690	18,556

Chemicals (5.2%)
CF Industries Holdings, Inc.	300	21,339
FMC Corp.	400	17,256
Innophos Holdings, Inc.	975	10,998
NewMarket Corp.	475	21,043
Olin Corp.	996	14,213
RPM International, Inc.	1,440	18,331
Terra Industries, Inc.	789	22,162
		125,342

	Shares	Value

Coal (1.0%)
Arch Coal, Inc.	585	$7,821
Walter Industries, Inc.	680	15,552
		23,373

Commercial Services & Supplies (6.4%)
Cornell Cos., Inc.(a)	910	14,897
CRA International, Inc.(a)	775	14,632
Dollar Financial Corp.(a)	2,155	20,516
Equifax, Inc.	605	14,792
McKesson Corp.	435	15,242
Rent-A-Center, Inc.(a)	1,231	23,844
Steiner Leisure Ltd.(a)	560	13,670
TeleTech Holdings, Inc.(a)	1,920	20,909
Total System Services, Inc.	1,145	15,812
		154,314

Computers (3.5%)
Computer Sciences Corp.(a)	380	13,999
Hewlett-Packard Co.	615	19,717
International Business Machines Corp.	190	18,409
Lexmark International, Inc.(a)	770	12,990
Western Digital Corp.(a)	993	19,205
		84,320

Diversified Financial Services (1.5%)
Investment Technology Group, Inc.(a)	980	25,010
World Acceptance Corp.(a)	683	11,679
		36,689

Diversified Machinery (2.7%)
Altra Holdings, Inc.(a)	2,000	7,760
Chart Industries, Inc.(a)	1,125	8,865
Crane Co.	800	13,504
Gardner Denver, Inc.(a)	528	11,479
Snap-On, Inc.	470	11,797
Timken Co.	830	11,587
		64,992

	Shares	Value

Electric (2.4%)
CMS Energy Corp.	1,255	$14,859
DPL, Inc.	665	14,989
Exelon Corp.	330	14,979
NRG Energy, Inc.(a)	675	11,880
		56,707

Electrical Equipment & Instruments (1.8%)
Energizer Holdings, Inc.(a)	380	18,882
EnerSys, Inc.(a)	1,245	15,089
GrafTech International Ltd.(a)	1,455	8,963
		42,934

Electronics (2.2%)
Avnet, Inc.(a)	1,125	19,699
Multi-Fineline Electronix, Inc.(a)	935	15,745
Thomas & Betts Corp.(a)	745	18,640
		54,084

Engineering & Construction (2.1%)
EMCOR Group, Inc.(a)	860	14,766
Foster Wheeler AG(a)	695	12,142
Michael Baker Corp.(a)	490	12,740
Perini Corp.(a)	905	11,132
		50,780

Entertainment (1.2%)
Bally Technologies, Inc.(a)	875	16,118
Speedway Motorsports, Inc.	1,055	12,470
		28,588

Environmental Control (0.5%)
Darling International, Inc.(a)	3,340	12,391

Food & Staples Retailing (2.3%)
Cal-Maine Foods, Inc.	595	13,322
Fresh Del Monte Produce, Inc.(a)	833	13,678
Safeway, Inc.	700	14,133
Spartan Stores, Inc.	980	15,102
		56,235

	Shares	Value

Forest Products & Paper (0.6%)
Rock-Tenn Co.	550	$14,878

Health Care Products (1.3%)
Hill-Rom Holdings, Inc.	1,250	12,363
Kensey Nash Corp.(a)	880	18,717
		31,080

Health Care Providers & Services (5.3%)
Amedisys, Inc.(a)	530	14,570
Centene Corp.(a)	980	17,660
Cigna Corp.	750	13,193
Community Health Systems, Inc.(a)	1,175	18,024
Humana, Inc.(a)	595	15,518
Kinetic Concepts, Inc.(a)	665	14,045
LifePoint Hospitals, Inc.(a)	1,035	21,589
Lincare Holdings, Inc.(a)	600	13,080
		127,679

Household Products (1.4%)
Ennis, Inc.	1,560	13,822
Jarden Corp.(a)	1,630	20,652
		34,474

Insurance (7.7%)
American Physicians Service Group, Inc.	800	15,336
Amerisafe, Inc.(a)	1,235	18,920
AmTrust Financial Services, Inc.	1,755	16,760
Assurant, Inc.	475	10,346
CNA Surety Corp.(a)	1,235	22,772
Endurance Specialty Holdings Ltd.	620	15,463
Hallmark Financial Services, Inc.(a)	3,000	20,790
Reinsurance Group of America, Inc.	550	17,815
Seabright Insurance Holdings(a)	2,200	23,011
Torchmark Corp.	450	11,804
Unum Group	885	11,063
		184,080

Internet (2.4%)
Earthlink, Inc.(a)	3,015	19,809
eBay, Inc.(a)	1,175	14,758
j2 Global Communications, Inc.(a)	1,010	22,109
		56,676

	Shares	Value

Iron & Steel (1.0%)
Cliffs Natural Resources, Inc.	800	$14,528
United States Steel Corp.	435	9,192
		23,720

Materials & Construction (0.7%)
Comfort Systems USA, Inc.	1,710	17,733

Media (1.4%)
Meredith Corp.	1,130	18,803
Time Warner Cable, Inc.	570	14,136
		32,939

Metal Fabrication (0.7%)
Precision Castparts Corp.	275	16,473

Mining (1.3%)
Bucyrus International, Inc.	910	13,814
Joy Global, Inc.	795	16,933
		30,747

Miscellaneous Manufacturers (2.8%)
Acuity Brands, Inc.	520	11,721
AZZ, Inc.(a)	575	15,174
Ceradyne, Inc.(a)	550	9,972
Cooper Industries Ltd.	610	15,774
EnPro Industries, Inc.(a)	900	15,389
		68,030

Office Furnishings (0.3%)
Knoll, Inc.	1,235	7,571

Oil & Gas (5.5%)
Chevron Corp.	185	12,439
ConocoPhillips	270	10,573
Energen Corp.	500	14,565
ENSCO International, Inc.	375	9,900
National Oilwell Varco, Inc.(a)	540	15,504
Petroleum Development Corp.(a)	1,200	14,172
Pride International, Inc.(a)	790	14,204
Tesoro Corp.	1,585	21,351

	Shares	Value

Oil & Gas (continued)
Valero Energy Corp.	1,050	$18,795
		131,503

Oil & Gas Services (3.4%)
BJ Services Co.	2,015	20,049
Halliburton Co.	1,000	15,470
Matrix Service Co.(a)	2,885	23,714
Oil States International, Inc.(a)	575	7,717
Superior Energy Services, Inc.(a)	1,140	14,695
		81,645

Packaging & Containers (1.3%)
Bway Holding Co.(a)	2,190	17,279
Pactiv Corp.(a)	950	13,861
		31,140

Pharmaceuticals (2.1%)
Endo Pharmaceuticals Holdings, Inc.(a)	835	14,763
Forest Laboratories, Inc.(a)	720	15,811
Herbalife Ltd.	610	9,138
Pfizer, Inc.	820	11,168
		50,880

Retail (4.9%)
Big Lots, Inc.(a)	810	16,832
CEC Entertainment, Inc.(a)	775	20,057
The Gap, Inc.	1,435	18,641
The Gymboree Corp.(a)	675	14,411
Jos. A. Bank Clothiers, Inc.(a)	705	19,606
Nu Skin Enterprises, Inc. – Class A	1,680	17,623
RadioShack Corp.	1,280	10,970
		118,140

Savings & Loans (0.5%)
Flushing Financial Corp.	2,105	12,672

Software (2.9%)
Acxiom Corp.	2,180	16,132
American Reprographics Co.(a)	2,000	7,080
CSG Systems International, Inc.(a)	905	12,923

	Shares	Value

Software (continued)
JDA Software Group, Inc.(a)	1,335	$15,419
Progress Software Corp.(a)	1,005	17,447
		69,001

Telecommunications (3.4%)
Black Box Corp.	785	18,534
CenturyTel, Inc.	630	17,715
Harris Corp.	490	14,181
Premiere Global Services, Inc.(a)	1,610	14,200
Syniverse Holdings, Inc.(a)	1,020	16,075
		80,705

Transportation (5.2%)
Atlas Air Worldwide Holdings, Inc.(a)	830	14,401
CSX Corp.	595	15,381
Diana Shipping, Inc.	1,745	20,573
Kirby Corp.(a)	645	17,182
Overseas Shipholding Group, Inc.	420	9,521
Ryder System, Inc.	427	12,088
TBS International Ltd. – Class A(a)	1,835	13,487
Tidewater, Inc.	600	22,278
		124,911

Trucking (0.5%)
Textainer Group Holdings Ltd.	1,775	11,981

Wholesale Distribution (1.4%)
Core-Mark Holding Co., Inc(a)	945	17,218
WESCO International, Inc.(a)	925	16,761
		33,979

Total Common Stocks (Cost $3,211,280)		2,393,825

SHORT TERM INVESTMENTS (2.0%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.145% (b)	48,216	48,216

Total Short Term Investments (Cost $48,216)		48,216

	Shares	Value

Total Investments (Cost $3,259,496) 101.6%		$2,442,041

Total Liabilities in Excess of Other Assets (1.6%)		(37,534)

Total Net Assets 100.0%		$2,404,507

(a)       Non-income producing security.

(b)       Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations:

AG – Aktiengesellshaft is a German terrm for public company.

S.A. – Generally designates corporations in various countries, mostly those employing civil law.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES

CORNERCAP BALANCED FUND	MARCH 31, 2009

Assets:
Investments, at market value, (Cost $13,831,802)	$11,368,806
Dividends and interest receivable	60,979
Receivable for investments sold	328,796
Total assets	11,758,581

Liabilities:
Payable for investments purchased	767,866
Advisory fee payable	9,011
Operating services fee payable	2,703
Total liabilities	779,580

Net assets	$10,979,001

Net asset value and offering price per share:
($10,979,001 / 1,185,959 Shares Outstanding)	$9.26
Redemption price per share*	$9.16

Net assets consist of:
Paid-in capital	$14,560,603
Undistributed net investment income	325,276
Accumulated net realized loss on investments	(1,443,882)
Net unrealized depreciation in value of investments	(2,462,996)
Net assets	$10,979,001

* A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES

CORNERCAP SMALL-CAP VALUE FUND	MARCH 31, 2009

Assets:
Investments, at market value, (Cost $14,476,826)	$9,176,645
Dividends and interest receivable	1,344
Receivable for fund shares subscribed	9,057
Total assets	9,187,046

Liabilities:
Advisory fee payable	7,482
Operating services fee payable	3,741
Total liabilities	11,223

Net assets	$9,175,823

Net asset value and offering price per share:
($9,175,823 / 1,572,589 Shares outstanding)	$5.83
Redemption price per share*	$5.78

Net assets consist of:
Paid-in capital	$17,632,691
Accumulated net realized loss on investments	(3,156,687)
Net unrealized depreciation in value of investments	(5,300,181)
Net assets	$9,175,823

* A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES

CORNERCAP CONTRARIAN FUND	MARCH 31, 2009

Assets:
Investments, at market value, (Cost $3,259,496)	$2,442,041
Cash	155
Receivable for investments sold	148,171
Dividends and interest receivable	3,804
Total assets	2,594,171

Liabilities:
Payable for investments purchased	186,556
Advisory fee payable	2,072
Operating services fee payable	1,036
Total liabilities	189,664

Net assets	$2,404,507

Net asset value and offering price per share:
($2,404,507 / 455,397 Shares Outstanding)	$5.28
Redemption price per share *	$5.23

Net assets consist of:
Paid-in capital	$5,394,464
Undistributed net investment income	4,999
Accumulated net realized loss on investments	(2,177,501)
Net unrealized depreciation in value of investments	(817,455)
Net assets	$2,404,507

* A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS

CORNERCAP BALANCED FUND	YEAR ENDED MARCH 31, 2009

Investment Income:
Dividends (net of foreign withholding taxes of $688)	$220,720
Interest	311,282

Total income	532,002

Expenses:
Advisory fees	139,482
Operating services fees	41,844

Total expenses	181,326

Net investment income	350,676

Realized and unrealized loss on investments:
Net realized loss on investments	(1,367,478)
Change in unrealized appreciation/(depreciation) of investments	(3,436,993)

Net loss on investments	(4,804,471)

Net decrease in net assets resulting from operations	$(4,453,795)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS

CORNERCAP SMALL-CAP VALUE FUND	YEAR ENDED MARCH 31, 2009

Investment income:
Dividends	$138,510
Interest	3,765

Total income	142,275

Expenses:
Advisory fees	143,737
Operating services fees	71,869

Total expenses	215,606

Net investment loss	(73,331)

Realized and unrealized loss on investments:
Net realized loss on investments	(3,156,687)
Change in unrealized appreciation/(depreciation) of investments	(4,245,261)

Net loss on investments	(7,401,948)

Net decrease in net assets resulting from operations	$(7,475,279)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS

CORNERCAP CONTRARIAN FUND	YEAR ENDED MARCH 31, 2009

Investment Income:
Dividends (net of foreign withholding taxes of $1,205)	$65,291
Interest	346

Total income	65,637

Expenses:
Advisory fees	40,665
Operating services fees	20,332

Total expenses	60,997

Net investment income	4,640

Realized and unrealized loss on investments:
Net realized loss on investments	(1,810,956)
Change in unrealized appreciation/(depreciation) of investments	(408,158)

Net loss on investments	(2,219,114)

Net decrease in net assets resulting from operations	$(2,214,474)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP BALANCED FUND

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
Operations:
Net investment income	$350,676	$344,530
Net realized gain/(loss) on investments	(1,367,478)	977,599
Change in unrealized appreciation/(depreciation) of investments	(3,436,993)	(1,607,517)
Net decrease in net assets resulting from operations	(4,453,795)	(285,388)

Distributions to shareholders:
Net investment income	(109,275)	(366,178)
Capital gains	(390,725)	(1,010,239)
Total distributions	(500,000)	(1,376,417)

Capital share transactions:
Decrease in net assets resulting from capital share transactions (see note 2)	(917,996)	(743,917)
Redemption fees	94	52
Net decrease from capital shares transactions	(917,902)	(743,865)

Total decrease in net assets	(5,871,697)	(2,405,670)

Net assets:
Beginning of year	16,850,698	19,256,368
End of year (including undistributed net investment income of $325,276 and $83,875, respectively)	$10,979,001	$16,850,698

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP SMALL-CAP VALUE FUND

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
Operations:
Net investment income/(loss)	$(73,331)	$21,576
Net realized gain/(loss) on investments	(3,156,687)	2,301,315
Change in unrealized appreciation/(depreciation) of investments	(4,245,261)	(4,520,618)
Net decrease in net assets resulting from operations	(7,475,279)	(2,197,727)

Distributions to shareholders:
Net investment income	(21,533)	—
Capital gains	(366,165)	(2,887,577)
Total distributions	(387,698)	(2,887,577)

Capital share transactions:
Increase/(decrease) in net assets resulting from capital share transactions (see note 2)	(1,324,399)	2,347,807
Redemption fees	3	45
Net increase/(decrease) from capital shares transactions	(1,324,396)	2,347,852

Total decrease in net assets	(9,187,373)	(2,737,452)

Net assets:
Beginning of year	18,363,196	21,100,648
End of year (including undistributed net investment income of $0 and $21,533, respectively)	$9,175,823	$18,363,196

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP CONTRARIAN FUND

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
Operations:
Net investment income	$4,640	$18,125
Net realized gain/(loss) on investments	(1,810,956)	210,974
Change in unrealized appreciation/(depreciation) of investments	(408,158)	(876,361)
Net decrease in net assets resulting from operations	(2,214,474)	(647,262)

Distributions to shareholders:
Net investment income	(586)	(64,580)
Capital gains	—	(635,638)
Total distributions	(586)	(700,218)

Capital share transactions:
Increase/(decrease) in net assets resulting from capital share transactions (see note 2)	(786,802)	1,119,225

Total decrease in net assets	(3,001,862)	(228,255)

Net assets:
Beginning of year	5,406,369	5,634,624
End of year (including undistributed net investment income of $4,999 and $666, respectively)	$2,404,507	$5,406,369

The accompanying notes to the financial statements are an integral part of these financial statements.

CORNERCAP GROUP OF FUNDS

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FINANCIAL HIGHLIGHTS

CORNERCAP BALANCED FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Year Ended March 31,
	2009	2008	2007		2006	2005
Per share operating performance
Net asset value, beginning of period	$13.36	$14.81	$14.00		$13.22	$12.80

Income from investment operations:
Net investment income	0.30	0.30	0.24		0.21	0.31
Net realized and unrealized gain/(loss) on investments	(3.97)	(0.56)	1.17		0.77	0.56

Total income/(loss) from investment operations	(3.67)	(0.26)	1.41		0.98	0.87

Dividends and distributions to shareholders
Distributions from net investment income	(0.09)	(0.32)	(0.37)		0.00	(0.45)
Distributions from net realized gain on investments	(0.34)	(0.87)	(0.23)		(0.20)	0.00

Total dividends and distributions to shareholders	(0.43)	(1.19)	(0.60)		(0.20)	(0.45)

Paid-in capital from redemption fees	0.00 (a)	0.00 (a)	0.00	(a)	0.00	0.00

Net asset value, end of period	$9.26	$13.36	$14.81		$14.00	$13.22

Total return	(27.63)%	(2.20)%	10.17%		7.43%	6.86%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$10,979	$16,851	$19,256		$14,720	$11,003

Ratios to average net assets:
Expenses	1.30%	1.30%	1.30	%(b)	1.30%	1.30%
Net investment income	2.51%	1.91%	1.96	%(b)	1.72%	2.07%

Portfolio turnover rate	34%	21%	22%		20%	19%

(a)       Less than $0.005 per share.

(b)       Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.31% and 1.95%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP SMALL-CAP VALUE FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Year Ended March 31,
	2009	2008	2007		2006	2005
Per share operating performance
Net asset value, beginning of period	$10.64	$14.07	$13.39		$15.13	$14.55

Income from investment operations:
Net investment income/(loss)	(0.05)	0.01	0.00	(a)	0.04	(0.04)
Net realized and unrealized gain/(loss) on investments	(4.53)	(1.45)	1.30		0.79	1.15

Total income/(loss) from investment operations	(4.58)	(1.44)	1.30		0.83	1.11

Dividends and distributions to shareholders
Distributions from net investment income	(0.01)	0.00	0.00	(a)	0.00	0.00
Distributions from net realized gain on investments	(0.22)	(1.99)	(0.62)		(2.57)	(0.53)

Total dividends and distributions to shareholders	(0.23)	(1.99)	(0.62)		(2.57)	(0.53)

Paid-in capital from redemption fees	0.00 (a)	0.00 (a)	0.00		0.00	0.00

Net asset value, end of period	$5.83	$10.64	$14.07		$13.39	$15.13

Total return	(43.19)%	(10.91)%	9.92%		6.05%	7.71%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$9,176	$18,363	$21,101		$20,329	$20,852

Ratios to average net assets:
Expenses	1.50%	1.48%	1.50	%(c)	1.50%	1.50%
Net investment income/(loss)	(0.51)%	0.11%	0.00	%(b)(c)	0.03%	(0.27)%

Portfolio turnover rate	47%	55%	35%		27%	38%

(a)       Less than $0.005 per share.

(b)       Less than 0.005% of average net assets.

(c)        Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.56% and (0.06)%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP CONTRARIAN FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Year Ended March 31,
	2009	2008	2007	2006	2005
Per share operating performance
Net asset value, beginning of period	$9.46	$11.98	$10.83	$9.78	$8.82

Income from investment operations:
Net investment income	0.01	0.03	0.15	0.04	0.03
Net realized and unrealized gain/(loss) on investments	(4.19)	(1.14)	1.06	1.06	0.93

Total income/(loss) from investment operations	(4.18)	(1.11)	1.21	1.10	0.96

Dividends and distributions to shareholders
Distributions from net investment income	0.00 (a)	(0.13)	(0.06)	(0.05)	0.00
Distributions from net realized gain on investments	0.00	(1.28)	0.00	0.00	0.00

Total dividends and distributions to shareholders	0.00	(1.41)	(0.06)	(0.05)	0.00

Net asset value, end of period	$5.28	$9.46	$11.98	$10.83	$9.78

Total return	(44.17)%	(10.45)%	11.19%	11.27%	10.88%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$2,405	$5,406	$5,635	$4,966	$4,330

Ratios to average net assets:
Expenses, after waiver	1.50%	1.49%	1.50%	1.50%	1.72%
Expenses, before waiver	N/A	N/A	N/A	N/A	1.80%
Net investment income, after waiver	0.11%	0.31%	1.33%	0.40%	0.32%
Net investment income, before waiver	N/A	N/A	N/A	N/A	0.24%

Portfolio turnover rate	134%	138%	44%	49%	154%

(a)       Less than $0.005 per share.

The accompanying notes to the financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method.

C. Federal Income Taxes – It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2009 the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Georgia. The statute of limitations on the Funds’ federal tax return filings remains open for the years ended March 31, 2006 through March 31, 2008. The Funds’ Georgia tax return filings also remain open for the years ended March 31, 2006 through March 31, 2008. To our knowledge, there are no federal or Georgia income tax returns currently under examination.

Each of the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTES TO FINANCIAL STATEMENTS

D. Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements – The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Quoted prices in active markets for identical investments
Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Balanced Fund
Level 1 – Quoted Prices	$7,064,058	—
Level 2 – Other Significant Observable Inputs	4,304,748	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$11,368,806	—

(a)       Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

NOTES TO FINANCIAL STATEMENTS

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Small-Cap Value Fund
Level 1 – Quoted Prices	$9,176,645	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$9,176,645	—

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Contrarian Fund
Level 1 – Quoted Prices	$2,442,041	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,442,041	—

(a)       Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For year ended March 31, 2009, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

G. New Accounting Pronouncements – Derivative instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

NOTES TO FINANCIAL STATEMENTS

2. SHARES OF BENEFICIAL INTEREST

On March 31, 2009, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	Year Ended		Year Ended
	March 31, 2009		March 31, 2008
	Shares	Value	Shares	Value
Shares Sold	80,298	$973,444	126,735	$1,902,358
Share Issued in Reinvestment of Dividends	51,293	498,564	97,382	1,372,104
Total	131,591	1,472,008	224,117	3,274,462
Less Shares Redeemed	(206,530)	(2,390,004)	(263,742)	(4,018,379)
Net Decrease	(74,939)	$(917,996)	(39,625)	$(743,917)

CornerCap Small-Cap Value Fund:

	Year Ended		Year Ended
	March 31, 2009		March 31, 2008
	Shares	Value	Shares	Value
Shares Sold	178,658	$1,300,462	98,517	$1,250,991
Share Issued in Reinvestment of Dividends	60,838	385,712	257,177	2,867,525
Total	239,496	1,686,174	355,694	4,118,516
Less Shares Redeemed	(392,542)	(3,010,573)	(129,417)	(1,770,709)
Net Increase/(Decrease)	(153,046)	$(1,324,399)	226,277	$2,347,807

CornerCap Contrarian Fund:

	Year Ended		Year Ended
	March 31, 2009		March 31, 2008
	Shares	Value	Shares	Value
Shares Sold	40,324	$279,709	42,969	$518,979
Share Issued in Reinvestment of Dividends	101	586	65,294	684,279
Total	40,425	280,295	108,263	1,203,258
Less Shares Redeemed	(156,805)	(1,067,097)	(6,720)	(84,033)
Net Increase/(Decrease)	(116,380)	$(786,802)	101,543	$1,119,225

NOTES TO FINANCIAL STATEMENTS

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at March 31, 2009, were as follows:

	CornerCap	CornerCap	CornerCap
	Balanced	Small-Cap Value	Contrarian
	Fund	Fund	Fund
Gross appreciation (excess of value over tax cost)	$549,919	$476,449	$112,566
Gross depreciation (excess of tax cost over value)	(3,012,915)	(5,776,630)	(930,021)
Net unrealized appreciation (depreciation)	(2,462,996)	(5,300,181)	(817,455)
Cost of investments for income tax purposes	$13,831,802	$14,476,826	$3,259,496

4. DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. For the year ended March 31, 2009, the CornerCap Small-Cap Value Fund, reclassified permanent differences in the amount of $73,331 from undistributed net investment income to paid-in capital.

Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year.

CornerCap Balanced Fund:

On December 19, 2008, an ordinary income distribution of $0.09 per share and a long-term capital gain distribution of $0.33 per share were declared. The distribution was paid on December 22, 2008 to shareholders of record on December 18, 2008.

The tax character of distributions paid for the years ended March 31, 2009 and March 31, 2008 was as follows:

Distributions paid from:

	2009	2008
Ordinary income	$109,275	$689,659
Long-term capital gains	390,725	686,758
Total	$500,000	$1,376,417

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$325,500
Unrealized depreciation	(2,462,996)
Other cumulative timing differences	(1,444,106)
Total	$(3,581,602)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. Accordingly, for the period ended March 31, 2009 certain differences were reclassified. These differences were primarily due to the deferral of post-October losses for Federal income tax purposes.

Post October Losses – Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2009, the Fund elected to defer capital losses occurring between November 1, 2008 and March 31, 2009 in the amount of $1,444,106.

CornerCap Small-Cap Value Fund:

On December 19, 2008, an ordinary income distribution of $0.01 per share and a long-term capital gain distribution of $0.22 per share were declared. The distribution was paid on December 22, 2008 to shareholders of record on December 18, 2008.

The tax character of distributions paid for the years ended March 31, 2009 and March 31, 2008 was as follows:

Distributions paid from:

	2009	2008
Ordinary income	$21,533	$532,469
Long-term capital gains	366,165	2,355,108
Total	$387,698	$2,887,577

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforward	$(409,901)
Unrealized depreciation	(5,300,181)
Other cumulative timing differences	(2,746,786)
Total	$(8,456,868)

NOTES TO FINANCIAL STATEMENTS

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. Accordingly, for the period ended March 31, 2009 certain differences were reclassified. These differences were primarily due to the deferral of post-October losses for Federal income tax purposes.

Post October Loss – Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2009, the Fund elected to defer capital losses occurring between November 1, 2008 and March 31, 2009 in the amount of $2,746,786.

Capital Loss Carryforwards – At March 31, 2009, the Fund had available for Federal income tax purposes unused capital losses of $409,901, which expire March 31, 2017.

CornerCap Contrarian Fund:

On December 19, 2008, an ordinary income distribution of $0.001 was declared. The distribution was paid on December 22, 2008 to shareholders of record on December 18, 2008.

The tax character of distributions paid for the years ended March 31, 2009 and March 31, 2008 was as follows:

Distributions paid from:

	2009	2008
Ordinary Income	$586	$86,555
Long-Term Capital Gains	—	613,663
Total	$586	$700,218

As of March 31, 2009, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$4,999
Capital loss carryforward	(914,885)
Unrealized depreciation	(817,455)
Other cumulative timing differences	(1,262,616)
Total	$(2,989,957)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. Accordingly, for the period ended March 31, 2009 certain differences were reclassified. These differences were primarily due to the deferral of post-October losses for Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS

Post October Loss – Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2009, the Fund elected to defer capital losses occurring between November 1, 2008 and March 31, 2009 in the amount of $1,262,616.

Capital Loss Carryforwards – At March 31, 2009, the Fund had available for Federal income tax purposes unused capital losses of $914,885, which expire March 31, 2017.

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. For the year ended March 31, 2009, the Advisor earned an Advisory Fee of $139,482, $143,737 and $40,665 from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively. At March 31, 2009, the Funds owed the Advisor $9,011, $7,482 and $2,072 for Advisory Fees from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively.

In addition, each Fund and the Advisor have an Operating Services Agreement whereby the Advisor receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of .30%, .50% and ..50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively. For the year ended March 31, 2009, the Advisor earned an Operating Services Fee of $41,844, $71,869 and $20,332 from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively. At March 31, 2009, the Funds owed the Advisor $2,703, $3,741 and $1,036 for Operating Services Fees from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively.

B. On August 1, 2005, the Funds and the Advisor entered into the following agreements whereby the Advisor pays any associated fees from the Operating Services Fees it receives from the Funds: 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services; 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing and bookkeeping services; and 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

NOTES TO FINANCIAL STATEMENTS

Certain officers and directors of the Funds are also officers and directors of the Advisor.

6. PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund – For the year ended March 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $4,643,961 and $3,476,606 respectively. Purchase and sales of U.S. government and agency securities, other than short-term securities, for the year ended March 31, 2009, were $0 and $1,505,445, respectively.

CornerCap Small-Cap Value Fund – For the year ended March 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $6,617,736 and $8,795,693, respectively.

CornerCap Contrarian Fund – For the year ended March 31, 2009 the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $5,441,736 and $6,172,767, respectively.

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2009, Charles Schwab & Co. held approximately 33.84% of the CornerCap Balanced Fund’s shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees of
CornerCap Group of Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the CornerCap Group of Funds (the “Funds”), comprised of the CornerCap Balanced Fund, the CornerCap Small-Cap Value Fund, and the CornerCap Contrarian Fund, as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the Funds’ custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting CornerCap Group of Funds as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

May 14, 2009

ADDITIONAL INFORMATION (UNAUDITED)

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s web-site at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3. COMPENSATION OF TRUSTEES

The Independent Trustees of the Funds receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee will normally meet twice a year.

4. TAX DESIGNATIONS

The Funds designate the following for federal income tax purposes for the year ended March 31, 2009:

Dividends Received Deduction

Balanced Fund	100.00%
Small-Cap Fund	0.00%
Contrarian Fund	100.00%

Qualified Dividend Income

Balanced Fund	100.00%
Small-Cap Fund	0.00%
Contrarian Fund	100.00%

5. TRUSTEES AND OFFICERS

The business affairs of CornerCap Group of Funds (the “Funds”) are managed under the direction of the Funds Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Thomas E. Quinn Age: 63 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel	None

INDEPENDENT TRUSTEES

Name and Address*	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Richard L. Boger Age: 62	Trustee since 1992	3	President & CEO, Lex-Tek International, Inc. 1991–present	Gray Television, Inc.

Laurin M. McSwain Age: 57	Trustee since 1994	3	Attorney, Lefkoff, Duncan, Grimes, Miller & McSwain, 2003–present	None

Leslie W. Gates Age: 53	Trustee since 2006	3	Retired, 2005; Partner, Williams Benator & Libby, LLP, 1989-2004; Partner, WBL Services, LLC, 2002–2004	None

Jerry W. Hufton Age: 66	Trustee since 2006	3	Retired, 2004–present; Director of Taxes Berkshire Hathaway Inc., 1991–2004	None

*                 All Independent Trustees can be contacted via the Funds at:
1290 Broadway, Suite 1100, Denver, CO 80203

OFFICERS

Name and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Richard T. Bean Age: 46 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds, since 1996	3	Vice President, CornerCap Investment Counsel	N/A

John A. Hackney Age: 42 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Chief Compliance Officer, Secretary of the Funds, since 1999	3	Chief Compliance Officer, CornerCap Investment Counsel	N/A

Gene A. Hoots Age: 69 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds, since 1992	3	Vice President of the Funds and Chairman Emeritus of the Adviser	N/A

NOTES

WWW.CORNERCAP.COM

888-813-8637

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for CornerCap Funds’
shareholders and may be distributed to others only if
preceded or accompanied by a prospectus.

Item 2.  Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4. Principal Accountant Fees and Services.

(a)           Audit Fees:  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $23,100 and $24,850, respectively.

(b)          Audit-Related Fees:  In registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate fees billed to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)           Tax Fees:  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for tax services were $3,000 and $5,250, respectively.  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate fees billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 and $0, respectively.

2

(d)          All Other Fees:  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate fees billed to the registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0, respectively.  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate fees billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:  The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  Aggregate Non-Audit Fees:  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate non-audit fees billed to the registrant by the registrant’s accountant for services rendered to the registrant were $0 and $0, respectively. For the registrant’s fiscal years ended March 31, 2008 and March 31, 2009, the aggregate non-audit fees billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 and $0, respectively.

(h) Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.  Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

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Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10.  Submission of Matters to Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                   The registrant’s Code of Ethics for Principal Executive and Senior Financial Officers that applies to the registrant’s principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 99.12(a)(1) to the registrant’s Form N-CSR for its fiscal year ended March 31, 2008, filed electronically with the Securities and Exchange Commission on June 6, 2008.

(a)(2)                   The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)                   Not applicable.

(b)                                A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	June 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Financial Officer

Date:	June 5, 2009

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